SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate	25.00%	25.00%	25.00%	25.00%
Income tax provision	25.00%	25.00%	25.00%	25.00%
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate					25.00%
(Loss)/profit before tax	$ (5,488)	¥ (40,070)	$ 9,276	¥ 65,856	¥ (81,387)
Tax at the statutory tax rate	(1,372)	(10,018)	2,319	16,464	(20,347)
Impact of preferential tax rates	1,807	13,190	259	1,836	4,892
Non-taxable income	(113)	(822)	(1,256)	(8,912)	(19,633)
Non-deductible expense	83	605	88	622	1,098
Research and development super-deduction	(343)	(2,504)	(1,726)	(12,254)	(12,521)
Change of valuation allowance	(357)	(2,605)	(4,077)	(28,946)	62,439
Income tax expense/(benefit)	1,519	11,090	$ (4,393)	(31,190)	15,928
Loss from equity investment	$ 1,814	¥ 13,244